GOING CONCERN MATTERS	12 Months Ended
Dec. 31, 2014
Going Concern Disclosure [Abstract]
Going Concern Disclosure [Text Block]	NOTE 2 – GOING CONCERN MATTERS
The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements during the years ended December 31, 2014 and 2013, the Company incurred net losses attributable to common stockholders of $8,773,399 and $10,101,846, respectively and used $1,997,072 in cash for operating activities for the year ended December 31, 2014. These factors among others raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

The Company's existence is dependent upon management's ability to develop profitable operations. The Company completed financing subsequent to the date of these financial statements (See Note 16). However additional capital will be needed to continue developing its products and services and there can be no assurance that the Company's efforts will be successful. There is no assurance that can be given that management's actions will result in profitable operations or the resolution of its liquidity problems. The accompanying statements do not include any adjustments that might result should the Company be unable to continue as a going concern.